[LETTERHEAD OF AIG SUNAMERICA ASSET MANAGEMENT CORP.]

July 31, 2007

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	SunAmerica Income Funds (the “Fund”)

Securities Act File No. 33-6502

Post-Effective Amendment No. 41

Ladies and Gentlemen:

On behalf of the Fund and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that the form of Prospectus and Statement of Additional that would have been filed under Rule 497(c) would not have differed from that contained in the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 41 to the Fund’s Registration Statement on Form N-1A, which was filed on July 26, 2007 and went effective on July 27, 2007.

Very truly yours, AIG SunAmerica Asset Management Corp.

/s/ Corey Issing
Corey Issing
Associate Counsel